OTHER LONG-TERMS LIABILITIES (Narrative) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Nov. 07, 2007 USD ($)	Dec. 31, 2014 Premises [Member] USD ($)	Dec. 31, 2013 Premises [Member] USD ($)	Dec. 31, 2012 Premises [Member] USD ($)	Dec. 31, 2014 Vehicles [Member] USD ($)	Dec. 31, 2013 Vehicles [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage											3.00%	5.00%
Maximum percentage of grants received	100.00%	100.00%
Royalty percentage, increase in export sales	4.00%	4.00%
Possible delinquent royalties				$ 480,000
Possible delinquent royalties, allowance	90,000
Royalty payable	550,000
Periodic installment of debt	9,200	36,000
Lease Type [Line Items]
Lease deposits	11,000		7,000		26,000			6,000
Rent expenses					92,000	87,000	92,000	98,000	109,000	87,000
Guarantees for lease	$ 13,000
Lease expiration date					Jan. 01, 2018
Lease expiration date, minimum								Jan. 01, 2014
Lease expiration date, maximum								Jan. 01, 2017